Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ (8,641)	$ 63,721	$ (49,253)	$ 33,975
Fuel and natural gas in storage	(23,362)	(12,043)	(7,128)	5,929
Supplies and consumables inventory	(3,006)	(1,283)	(10,775)	(4,386)
Income taxes recoverable	(861)	(1,002)	2,071	(1,167)
Prepaid expenses	(5,203)	(8,014)	(12,553)	(9,043)
Accounts payable	48,424	(5,002)	26,759	(44,332)
Accrued liabilities	110,725	(22,062)	164,021	(91,420)
Current income tax liability	(1,350)	773	853	5,625
Asset retirements and environmental obligations	(10,855)	(72)	(11,354)	(531)
Net regulatory assets and liabilities	(9,201)	(66,845)	(54,119)	(334,996)
Changes in non-cash operating items	$ 96,670	$ (51,829)	$ 48,522	$ (440,346)